Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of the Carrying Amounts and Fair Values pf the Group's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets at fair value through profit or loss	$ 79,607	$ 195,337	$ 357,352	$ 283,000
Derivative financial asset	0	185,069	124,404	$ 132,080
Carrying amounts			481,756
Fair values	79,607	380,406	481,756
Financial assets at fair value through profit or loss [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair values	$ 79,607	195,337	357,352
Derivative Financial Instruments, Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair values		$ 185,069	$ 124,404